As filed with the Securities and Exchange         Registration No. 33-75996*
Commission on November 27, 1996                   Registration No. 811-2512

------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                       Post-Effective Amendment No. 11 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment To

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
     Variable Annuity Account B of Aetna Life Insurance and Annuity Company
                           (EXACT NAME OF REGISTRANT)

                    Aetna Life Insurance and Annuity Company
                               (NAME OF DEPOSITOR)

            151 Farmington Avenue, RC4A, Hartford, Connecticut 06156 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       Depositor's Telephone Number, including Area Code:  (860) 273-7834

                            Susan E. Bryant, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RC4A, Hartford, Connecticut  06156
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective (CHECK APPROPRIATE SPACE):


     -----     immediately upon filing pursuant to paragraph (b) of Rule 485
       X       on December 2, 1996 pursuant to paragraph (b) of Rule 485
     -----

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. The Registrant filed a Rule 24f-2 Notice for the fiscal year ended December 31, 1995 on February 29, 1996.

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by Registration Statement No. 2-52448 and the individual deferred compensation contracts covered by Registration Statement No. 33-76000.

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET




                                                     LOCATION - PROSPECTUS
                                                       DATED MAY 1, 1996,
                                                    AS AMENDED BY SUPPLEMENTS
                                                         DATED JUNE 21, 1996,
                                               SEPTEMBER 3, 1996, SEPTEMBER 13,
                                                   1996, AND DECEMBER 2, 1996

FORM N-4
 ITEM NO                PART A (PROSPECTUS)

  1       Cover Page . . . . . . . . . . . . . . . . . . .  Cover Page

  2       Definitions. . . . . . . . . . . . . . . . . . .  Definitions

  3       Synopsis . . . . . . . . . . . . . . . . . . . .  Prospectus Summary;
                                                            Fee Table and as
                                                            amended

  4       Condensed Financial Information. . . . . . . . .  Condensed Financial
                                                            Information

  5       General Description of Registrant, Depositor,     The Company;
          and Portfolio Companies. . . . . . . . . . . . .  Variable Annuity
                                                            Account B; The Funds
                                                            and as amended

  6       Deductions and Expenses. . . . . . . . . . . . .  Charges and
                                                            Deductions and as
                                                            amended;
                                                            Distribution
  7       General Description of Variable Annuity
          Contracts. . . . . . . . . . . . . . . . . . . .  Purchase;
                                                            Miscellaneous

  8       Annuity Period . . . . . . . . . . . . . . . . .  Annuity Period

  9       Death Benefit. . . . . . . . . . . . . . . . . .  Death Benefit During
                                                            Accumulation Period;
                                                            Death Benefit
                                                            Payable During the
                                                            Annuity Period

 10       Purchases and Contract Value . . . . . . . . . .  Purchase; Contract
                                                            Valuation

 11       Redemptions. . . . . . . . . . . . . . . . . . .  Right to Cancel;
                                                            Withdrawals

 12       Taxes. . . . . . . . . . . . . . . . . . . . . .  Tax Status

 13       Legal Proceedings. . . . . . . . . . . . . . . .  Miscellaneous -
                                                            Legal Matters and
                                                            Proceedings

 14       Table of Contents of the Statement of
          Additional Information. . . . . . . . . . . . .   Contents of the
                                                            Statement of
                                                            Additional
                                                            Information

FORM N-4
 ITEM NO.   PART B (STATEMENT OF ADDITIONAL INFORMATION)
 NO.                                                                  LOCATION

 15       Cover Page . . . . . . . . . . . . . . . . . . .  Cover page

 16       Table of Contents. . . . . . . . . . . . . . . .  Table of Contents

 17       General Information and History. . . . . . . . .  General Information
                                                            and History

 18       Services . . . . . . . . . . . . . . . . . . . .  General Information
                                                            and History;
                                                            Independent Auditors

 19       Purchase of Securities Being Offered . . . . . .  Offering and
                                                            Purchase of
                                                            Contracts

 20       Underwriters . . . . . . . . . . . . . . . . . .  Offering and
                                                            Purchase of
                                                            Contracts

 21       Calculation of Performance Data. . . . . . . . .  Performance Data;
                                                            Average Annual Total
                                                            Return Quotations

 22       Annuity Payments . . . . . . . . . . . . . . . .  Annuity Payments

 23       Financial Statements . . . . . . . . . . . . . .  Financial Statements


                           PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus and the Statement of Additional Information are incorporated into Part A and Part B of this Post-Effective Amendment No. 11, respectively, by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 33-75996), as filed electronically on April 22, 1996 and by reference to Supplements dated June 21, 1996, September 3, 1996, September 13, 1996 and December 2, 1996, as contained in Post-Effective Amendment Nos. 7, 8, 9 and 10, respectively, to the Registration Statement on Form N-4 (File No. 33-75996), as filed electronically on June 21, 1996, August 30, 1996 and September 13, 1996 and October 1, 1996, respectively.

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
     (a)  Financial Statements:
          (1)  Included in Part A:
               Condensed Financial Information
          (2)  Included in Part B:
               Financial Statements of Variable Annuity Account B:
               -    Independent Auditors' Report
               -    Statement of Assets and Liabilities as of December 31, 1995
               -    Statement of Operations for the year ended December 31, 1995
               - Statements of Changes in Net Assets for the years ended December 31, 1995 and 1994
               -    Notes to Financial Statements
               Financial Statements of the Depositor:
               -    Independent Auditors' Report
               - Consolidated Statements of Income for the years ended December 31, 1995, 1994 and 1993
               -    Consolidated Balance Sheets as of December 31, 1995 and 1994
               -    Consolidated Statements of Changes in Shareholder's Equity
                    for the years ended December 31, 1995, 1994 and 1993
               -    Consolidated Statements of Cash Flows for the years ended
                    December 31, 1995, 1994 and 1993
               -    Notes to Consolidated Financial Statements

     (b)  Exhibits
          (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B(1)
          (2)  Not applicable
         (3.1) Form of Broker-Dealer Agreement(2)
         (3.2) Alternative Form of Wholesaling Agreement and Related Selling
               Agreement(2)
         (4.1) Form of Variable Annuity Contract (G-CDA-HF) and Endorsement
               (EGET-IC(R))(3)
         (4.2) Form of Variable Annuity Contract (IA-CDA-IA)(4)
         (4.3) Endorsements (EIGET-IC(R), EIGF-IC, and EGF-IC (SPD)) to Contract
               IA-CDA-IA(5)
         (5.1) Form of Variable Annuity Contract Application (300-GTD-IA)(6) (5.2) Form of Variable Annuity Contract Application (710.00.141)(7)
          (6)  Certification of Incorporation and By-Laws of Depositor(8)
          (7)  Not applicable
        (8.1) Fund Participation Agreement (Amended and Restated) between Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated March 31, 1996(2)

     (8.2)     Fund Participation Agreement between Aetna Life Insurance and
               Annuity Company and Calvert Asset Management Company (Calvert
               Responsibly Invested Balanced Portfolio, formerly Calvert
               Socially Responsible Series) dated March 13, 1989 and amended
               December 27, 1993(2)
     (8.3)     Second Amendment dated January 1, 1996 to Fund Participation
               Agreement between Aetna Life Insurance and Annuity Company and
               Calvert Asset Management Company (Calvert Responsibly Invested
               Balanced Portfolio, formerly Calvert Socially Responsible Series)
               dated March 13, 1989 and amended December 27, 1993(9)
     (8.4)     Fund Participation Agreement between Aetna Life Insurance and
               Annuity Company and Fidelity Distributors Corporation (Variable
               Insurance Products Fund) dated February 1, 1994 and amended March
               1, 1996(2)
     (8.5)     Fund Participation Agreement between Aetna Life Insurance and
               Annuity Company and Fidelity Distribution Corporation (Variable
               Insurance Products Fund II) dated February 1, 1994 and amended
               March 1, 1996(2)
     (8.6)     Service Agreement between Aetna Life Insurance and Annuity
               Company and Fidelity Investments Institutional Operations Company
               dated as of November 1, 1995(9)
     (8.7)     Fund Participation Agreement between Aetna Life Insurance and
               Annuity Company and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996(2)
     (8.8)     Fund Participation Agreement between Aetna Life Insurance and
               Annuity Company and Lexington Management Corporation regarding
               Natural Resources Trust dated December 1, 1988 and amended
               February 11, 1991(2)
     (8.9)     Fund Participation Agreement between Aetna Life Insurance and
               Annuity Company and Advisers Management Trust (now Neuberger &
               Berman Advisers Management Trust) dated April 14, 1989 and as assigned and modified on May 1, 1995(2)
     (8.10)    Fund Participation Agreement between Aetna Life Insurance and
               Annuity Company and Scudder Variable Life Investment Fund dated
               April 27, 1992 and amended February 19, 1993 and August 13,
               1993(2)
     (8.11)    Amendment dated as of February 20, 1996 to Fund Participation
               Agreement between Aetna Life Insurance and Annuity Company and
               Scudder Variable Life Investment Fund dated April 27, 1992 as amended February 19, 1993 and August 13, 1993(9)
     (8.12)    Fund Participation Agreement between Aetna Life Insurance and
               Annuity Company, Investors Research Corporation and TCI
               Portfolios, Inc. dated July 29, 1992 and amended December 22,
               1992 and June 1, 1994(2)
     (9)       Opinion of Counsel(10)
     (10.1)    Consent of Independent Auditors
     (10.2)    Consent of Counsel
     (11)      Not applicable
     (12)      Not applicable
     (13)      Computation of Performance Data(11)
     (14)      See Exhibit 27 below
     (15.1)    Powers of Attorney(12)

     (15.2)    Authorization for Signatures(2)
     (27)      Financial Data Schedule(13)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996.
3. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form-N-4 (File No. 33-75964), as filed on February 24, 1995.
4. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form-N-4 (File No. 33-75958), as filed on April 28, 1995.
5. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on August 30, 1996.
6. Incorporated by reference to Post-Effective Amendment No. 60 to Registration Statement on Form N-4 (File No. 2-52449), as filed on February 24, 1995.
7. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-76000), as filed on April 28, 1995.
8. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996.
9. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996.
10. Incorporated by reference to Registrant's 24f-2 Notice for fiscal year ended December 31, 1995, as filed electronically on February 29, 1996.
11. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-75964), as filed on April 28, 1995.
12. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on August 2, 1996.
13. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75996), as filed electronically on April 22, 1996.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal
Business Address*                  Positions and Offices with Depositor
----------------------             -------------------------------------
Daniel P. Kearney                  Director and President

Timothy A. Holt                    Director, Senior Vice President and Chief
                                   Financial  Officer

Christopher J. Burns               Director and Senior Vice President

Laura R. Estes                     Director and Senior Vice President

Gail P. Johnson                    Director and Vice President

John Y. Kim                        Director and Senior Vice President

Shaun P. Mathews                   Director and Vice President

Glen Salow                         Director and Vice President

Creed R. Terry                     Director and Vice President

Deborah Koltenuk                   Vice President and Treasurer, Corporate
                                   Controller

Frederick D. Kelsven               Vice President and Chief Compliance Officer

Kirk P. Wickman                    Vice President, General Counsel and
                                    Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated herein by reference to Item 26 of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on August 2, 1996.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of September 30, 1996, there were 42,728 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

ITEM 28.  INDEMNIFICATION

     Reference is hereby made to Section 33-320a of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations. The statute provides in general that Connecticut corporations shall indemnify their officers, directors, employees, agents, and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification does not apply unless (1) the individual is successful on the merits in the defense of any such proceeding; or (2) a determination is made (by a majority of the board of directors not a party to the proceeding by written consent; by independent legal counsel selected by a majority of the directors not involved in the proceeding; or by a majority of the shareholders not involved in the proceeding) that the individual acted in good faith and in the best interests of the corporation; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified.

     C.G.S. Section 33-320a provides an exclusive remedy: a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, bylaws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

     Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor, which supplements the indemnification rights provided by C.G.S.
Section 33-320a to the extent such coverage does not violate public policy.

ITEM 29.  PRINCIPAL UNDERWRITER

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (ALIAC) also acts as the principal underwriter and depositor for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Series Fund, Inc., Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all registered as investment management companies under the 1940
          Act). Additionally, ALIAC acts as the principal underwriter and depositor for Variable Life Account B and Variable Annuity Accounts C and G (separate accounts of ALIAC registered as unit investment trusts under the 1940 Act). ALIAC also acts as the principal underwriter to Variable Annuity Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust under the 1940 Act).

     (b)  See Item 25 regarding the Depositor.

     (c)  Compensation as of December 31, 1995:



      (1)                  (2)                      (3)                  (4)                 (5)

Name of               Net Underwriting          Compensation on
Principal             Discounts and             Redemption or         Brokerage
Underwriter           Commissions               Annuitization         Commissions        Compensation*
-----------           -----------               -------------         -----------        -------------
Aetna Life                                        $294,931                               $11,944,532
Insurance and
Annuity Company


* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

               Aetna Life Insurance and Annuity Company
               151 Farmington Avenue
               Hartford, Connecticut  06156

ITEM 31.  MANAGEMENT SERVICES

     Not applicable

ITEM 32.  UNDERTAKINGS

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 11 to its Registration Statement on Form N-4 (File No. 33-75996) and has caused this Post-Effective Amendment No 11 to its Registration Statement on Form N-4 (File No. 33-75996) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 27th day of November, 1996.

                                   VARIABLE ANNUITY ACCOUNT B OF AETNA
                                   LIFE INSURANCE AND ANNUITY COMPANY
                                   (REGISTRANT)

                              By:  AETNA LIFE INSURANCE AND ANNUITY
                                   COMPANY
                                   (DEPOSITOR)


                              By:  Daniel P. Kearney*
                                   ------------------------------------
                                   Daniel P. Kearney
                                   President


     As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-75996) has been signed by the following persons in the capacities and on the dates indicated.





Signature                         Title                                                   Date
----------                        ----------------                                        -----

Daniel P. Kearney*                Director and President                        )
-----------------------           (principal executive officer)                 )
Daniel P. Kearney
                                                                                )
Timothy A. Holt*                  Director and Chief Financial Officer          )        November
-----------------------                                                         )        27, 1996
Timothy A. Holt                                                                 )
                                                                                )
Christopher J. Burns*             Director                                      )
-----------------------                                                         )
Christopher J. Burns                                                            )
                                                                                )
Laura R. Estes*                   Director                                      )
-----------------------                                                         )
Laura R. Estes                                                                  )



                                                                                )
Gail P. Johnson*                  Director                                      )
-----------------------                                                         )
Gail P. Johnson                                                                 )
                                                                                )
John Y. Kim*                      Director                                      )
-----------------------                                                         )
John Y. Kim                                                                     )
                                                                                )
Shaun P. Mathews*                 Director                                      )
-----------------------                                                         )
Shaun P. Mathews                                                                )
                                                                                )
Glen Salow*                       Director                                      )
-----------------------                                                         )
Glen Salow                                                                      )
                                                                                )
                                                                                )
Creed R. Terry*                   Director                                      )
-----------------------                                                         )
Creed R. Terry                                                                  )
                                                                                )
Deborah Koltenuk*                 Vice President and Treasurer, Corporate       )
                                  Controller                                    )
-----------------------                                                         )
Deborah Koltenuk


By: /s/ Julie E. Rockmore
    ---------------------------------------
    Julie E. Rockmore
    *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  EXHIBIT INDEX





Exhibit No.    Exhibit                                                                       Page
----------     -------                                                                       ----
99-B.1         Resolution of the Board of Directors of Aetna Life Insurance and                *
               Annuity Company establishing Variable Annuity Account B

99-B3.1        Form of Broker-Dealer Agreement                                                 *


99-B3.2        Alternative Form of Wholesaling Agreement and Related Selling                   *
               Agreement


99-B4.1        Form of Variable Annuity Contract (G-CDA-HF) and
               Endorsement (EGET-IC(R))                                                        *

99-B4.2        Form of Variable Annuity Contract (IA-CDA-IA)                                   *

99-B4.3        Endorsements (EIGET-IC(R), EIGF-IC, and EGF-IC(SPD)) to
               Contract IA-CDA-IA                                                              *

99-B5.1        Form of Variable Annuity Contract Application (300-GTD-IA)                      *

99-B5.2        Form of Variable Annuity Contract Application (710.00.141)                      *

99-B.6         Certification of Incorporation and By-Laws of Depositor                         *

99-B8.1        Fund Participation Agreement (Amended and Restated) between Aetna Life          *
               Insurance and Annuity Company, Alger American Fund and Fred Alger
               Management, Inc. dated March 31, 1995

99-B8.2        Fund Participation Agreement between Aetna Life Insurance and Annuity           *
               Company and Calvert Asset Management Company (Calvert Responsibly
               Invested Balanced Portfolio formerly Calvert Socially Responsible
               Series) dated March 13, 1989 and amended December 27, 1993


99-B8.3        Second Amendment dated January 1, 1996 to Fund Participation Agreement          *
               between Aetna Life Insurance and Annuity Company and Calvert Asset
               Management Company (Calvert Responsibly Invested Balanced Portfolio,
               formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993


*Incorporated by reference


Exhibit No.    Exhibit                                                                        Page
----------     -------                                                                        ----

99-B8.4        Fund Participation Agreement between Aetna Life Insurance and Annuity           *
               Company and Fidelity Distributors Corporation (Variable Insurance
               Products Fund) dated February 1, 1994 and amended March 1, 1996

99-B8.5        Fund Participation Agreement between Aetna Life Insurance and Annuity           *
               Company and Fidelity Distribution Corporation (Variable Insurance
               Products Fund II) dated February 1, 1994 and amended March 1, 1996

99-B8.6        Service Agreement between Aetna Life Insurance and Annuity Company and          *
               Fidelity Investments Institutional Operations Company dated as of
               November 1, 1995

99-B8.7        Fund Participation Agreement between Aetna Life Insurance and Annuity           *
               Company and Janus Aspen Series dated April 19, 1994 and amended
               March 1, 1996

99-B8.8        Fund Participation Agreement between Aetna Life Insurance and Annuity           *
               Company and Lexington Management Corporation regarding Natural
               Resources Trust dated December 1, 1988 and amended February 11, 1991

99-B8.9        Fund Participation Agreement between Aetna Life Insurance and Annuity           *
               Company and Advisers Management Trust (now Neuberger & Berman Advisers
               Management Trust) dated April 14, 1989 and as assigned and modified on
               May 1, 1995

99-B8.10       Fund Participation Agreement between Aetna Life Insurance and Annuity           *
               Company and Scudder Variable Life Investment Fund dated April 27, 1992 and amended February 19, 1993 and August 13, 1993

99-B8.11       Amendment dated as of February 20, 1996 to Fund Participation                   *
               Agreement between Aetna Life Insurance and Annuity Company and Scudder
               Variable Life Investment Fund dated April 27, 1992 as amended
               February 19, 1993 and August 13, 1993




*Incorporated by reference


Exhibit No.    Exhibit                                                                       Page
----------     -------                                                                       ----

99-B8.12       Fund Participation Agreement between Aetna Life Insurance and Annuity           *
               Company, Investors Research Corporation and TCI Portfolios, Inc. dated
               July 29, 1992 and amended December 22, 1992 and June 1, 1994

99-B9          Opinion of Counsel                                                              *

99-B.10.1      Consent of Independent Auditors                                               ----

99-B.10.2      Consent of Counsel                                                            ----


99-B.13        Computation of Performance Data                                                 *

99-B.15.1      Powers of Attorney                                                              *

99-B.15.2      Authorization for Signatures                                                    *


27             Financial Data Schedule                                                         *



*Incorporated by reference